Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
Note 10—Subsequent Events
Management has evaluated subsequent events to determine if events or transactions occurring through the date the consolidated financial statements were available for issuance require potential adjustment to or disclosure in the consolidated financial statements and has concluded that all such events that would require recognition or disclosure have been recognized or disclosed
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On February 26, 2021 (the “Closing Date”), the Company consummated a business combination (the “Closing”) with ChargePoint, Inc. (“ChargePoint”), where Merger Sub merged with the ChargePoint (the “Merger” and, collectively with the other transactions related thereto, the “Business Combination”), with ChargePoint surviving the Merger as a wholly-owned subsidiary of the Company. As a result of the proposed business combination, the Company was renamed to ChargePoint Holdings, Inc. (“New ChargePoint”).
Pursuant to the terms of the business combination agreement, each stockholder of ChargePoint received 0.9966 shares of New ChargePoint’s common stock and the contingent right to receive up to 27 million additional shares of New ChargePoint’s common stock (“Earnout Shares), for each share of ChargePoint’s common stock, par value $0.0001 per share, owned by such stockholder that was outstanding immediately prior to the Closing (other than any shares of ChargePoint’s restricted stock). In addition, certain investors purchased an aggregate of 22,500,000 shares of New ChargePoint’s common stock (such investors, the “PIPE Investors”) concurrently with the Closing for an aggregate purchase price of $225 million.
Pursuant to a letter agreement (the “Founders Stock Letter”) entered into in connection with the execution of the business combination, immediately prior to the Closing, the initial stockholders (i) surrendered to New ChargePoint, for no consideration and as a capital contribution to New ChargePoint, 984,706 Class B common stock, par value $0.0001 per share (“Founder Shares”), held by them (on a pro rata basis), whereupon such shares were immediately canceled, and (ii) subjected 900,000 Founder Shares (including New ChargePoint’s common stock issued in exchange therefor in the Merger) held by them to potential forfeiture in accordance with the terms of the Founders Stock Letter. Upon the Closing, all outstanding Founder Shares converted into Common Stock on a one-for-one basis and the Founder Shares ceased to exist.
Also at the Closing, the Sponsor exercised its right to convert a portion of the working capital loans made by the Sponsor to Switchback into an additional 1,000,000 private placement warrants at a price of $1.50 per warrant in satisfaction of $1.5 million principal amount of such loans.
In addition, pursuant to the terms of the business combination agreement, (1) warrants to purchase shares of capital stock of ChargePoint were converted into warrants to purchase an aggregate of 38,761,031 shares of New ChargePoint’s common stock and the contingent right to receive certain Earnout Shares, (2) options to purchase shares of common stock of ChargePoint were converted into options to purchase an aggregate of 30,135,695 shares of New ChargePoint’s common stock and, with respect to vested options, the contingent right to receive certain Earnout Shares and (3) unvested restricted shares of common stock of ChargePoint that were outstanding pursuant to the “early exercise” of New ChargePoint options were converted into an aggregate of 345,689 restricted shares of New ChargePoint.